Convertible promissory notes - Additional Information (Detail) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 29, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 28, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Amortization of debt discount		$ 137,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Line of Credit Facility [Line Items]
Amortization of debt discount			$ 17,383		$ 5,124
Debt instrument, unamortized discount			365,092
Gain (loss) on repurchase of debt instrument			12,092
Interest expense, debt			$ 255,152
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Mandatory Conversion Three [Member]
Line of Credit Facility [Line Items]
Conversion price			$ 0.68
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Specified Merger Transaction [Member]
Line of Credit Facility [Line Items]
Conversion price			$ 0.68
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Note Warrant [Member]
Line of Credit Facility [Line Items]
Debt instrument, issued, principal			$ 4,000,000
Conversion price			$ 0.68
Percentage of debt instrument issued principal			50.00%
Convertable Promissory Note [Member]
Line of Credit Facility [Line Items]
Debt, Long-Term and Short-Term, Combined Amount	$ 2,685,000
Debt Instrument, Interest Rate During Period	(20.00%)
Debt Instrument, Maturity Date, Description	second anniversary of the issuance date
Convertable Promissory Note [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Line of Credit Facility [Line Items]
Debt, Long-Term and Short-Term, Combined Amount				$ 7,588,000
Debt Instrument, Interest Rate During Period				20.00%
Debt Instrument, Maturity Date, Description				second anniversary of the issuance date